D2 Contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Summary of Contingent Liabilities

Contingent liabilities
	2023	2022
Contingent liabilities	3,037	3,322
Total	3,037	3,322